Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.01%
Five Years	1.59%
Ten Years	1.93%
Inception Date	Jul. 13, 1981
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.05%
Five Years	1.69%
Ten Years	1.99%
Inception Date	Jun. 04, 1975
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.14%
Five Years	1.83%
Ten Years	2.17%
Inception Date	Oct. 03, 1989
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.23%
Ten Years	1.50%
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.33%
Ten Years	1.52%
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.02%
Five Years	1.57%
Ten Years	1.86%